CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents	$ 2,249,007	$ 5,912,188		$ 2,431,944
Investments in equity securities	1,107,742	925,819		3,979,723
Notes receivable and advances, net - current portion	4,962,043	4,964,545		7,148,500
Derivative assets	0	342,000		265,127
Deposits, current portion	288,606	347,454		145,600
Prepaid expenses and other current assets	1,576,962	1,336,983		535,478
Total current assets	10,184,360	13,828,989		20,834,710
Noncurrent Assets:
Investments	18,901,056	25,850,879		3,272,597
Mineral rights and properties	13,513,585	6,669,111		6,597,644
Properties, plant and equipment, net	15,208,357	14,563,672		8,624,700
Construction in progress	4,020,473	3,219,607
Reclamation bond deposit	2,696,008	2,695,944		2,695,704
Notes receivable and advances, net	0	8,853,841		860,940
Intangible assets, net	22,756,992	23,175,301		0
Goodwill	12,788,671	12,788,671		0
Finance lease - right of use asset, net	14,907,725	15,033,000		0
Other assets	142,166	275,617		179,304
Total noncurrent assets	104,935,033	113,125,643		22,288,852
TOTAL ASSETS	115,119,393	126,954,632		43,123,562
Current Liabilities:
Accounts payable	1,243,341	633,223		313,772
Accrued expenses and other liabilities	986,400	939,443		534,947
Deposits	420,183	420,183		419,266
Derivative liabilities	6,403,162	8,873,162		0
Finance lease - right of use lease liability	13,035,110	13,043,499		0
Total current liabilities	22,088,196	23,909,510		4,825,690
Long-term Liabilities:
Reclamation liability	6,470,156	5,445,672		6,054,919	$ 6,034,208
Debt, net	4,529,068	4,486,256		0
Other liabilities	177,154	142,672		463,747
Total long-term liabilities	11,176,378	10,074,600		6,518,666
Total liabilities	33,264,574	33,984,110		11,344,356
COMMITMENTS AND CONTINGENCIES
Stockholders' Equity
Preferred Stock $.000666 par value, 50,000,000 shares authorized, no shares outstanding		0		0
Common stock, $.000666 par value, 158,000,000 shares authorized, 71,207,832 and 34,980,766 shares issued and outstanding at December 31, 2021 and 2020, respectively	44,853	47,065		22,937
Treasury stock	(3,868,084)	(3,870,000)		0
Additional paid-in capital	333,867,761	338,936,145		252,715,337
Accumulated deficit	(251,921,243)	(245,542,688)		(220,959,068)
Total equity	78,123,287	89,570,522		31,779,206
Non-controlling interest	3,731,532	3,400,000		0
Total stockholders' equity - Comstock Mining Inc.	81,854,819	92,970,522	$ 63,641,867	31,779,206	$ 23,492,560
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 115,119,393	$ 126,954,632		$ 43,123,562